ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES
ACCRUED EXPENSES

17.  ACCRUED EXPENSES

The breakdown of accrued expenses is as follows:

	2024	2025
Salaries and benefits	3,856	5,673
Operation, maintenance, and telecommunication service	6,424	5,459
General, administrative, and marketing expenses	3,665	3,525
Interest and bank charges	247	210
Total	14,192	14,867

Refer to Note 31 for details of related party transactions.